Income taxes - Summary of deferred tax balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Tax losses carryforwards	¥ 8,528,736	¥ 4,993,187
Advertising expenses in excess of deduct limit	1,830,543	1,045,473
Asset impairment and allowances for credit losses	1,575,404	749,373
Accrued expenses and others	1,732,080	2,176,173
Total deferred tax assets	13,666,763	8,964,206
Less: valuation allowance	(13,065,611)	(8,019,931)
Deferred tax assets, net	601,152	944,275
Deferred tax liabilities
Amortization expense of intangible assets	659,926	1,314,213
Depreciation expense of property and equipment, and others	202,513	282,826
Deferred tax liabilities	¥ 862,439	¥ 1,597,039